Annual Total Returns[BarChart] - PIMCO Municipal Bond Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.28%	10.35%	(3.57%)	10.75%	4.23%	0.30%	7.46%	1.38%	8.37%	5.88%